PRESIDENT'S MESSAGE

                                                                   December 1999

DEAR SHAREHOLDER:

     We are very pleased to present you with the annual reports for the Republic Money Market Fund, Republic U.S. Government Money Market Fund and Republic New York Tax-Free Money Market Fund, for the year ended October 31, 1999.

     The accompanying report contains each Fund's audited financial statements and a detailed discussion of its performance during the 12 months ended October 31, 1999. Also, you will find a commentary from the Investment Manager, Republic National Bank of New York, that includes an economic outlook for the coming months.

     Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

                                          Sincerely,
                                          /s/ Walter B. Grimm
                                          --------------------
                                          Walter B. Grimm
                                          President

REPUBLIC FUNDS
ANNUAL REPORT  --  OCTOBER 31, 1999

TABLE OF CONTENTS

                                                              PAGE
                                                              ----
President's Message.........................................    1
Commentary from the Investment Manager......................    3
Schedules of Portfolio Investments..........................    9
Statements of Assets and Liabilities........................   20
Statements of Operations....................................   22
Statements of Changes in Net Assets.........................   23
Notes to Financial Statements...............................   26
Financial Highlights........................................   32
Independent Auditors' Report................................   43
Additional Information......................................   44

COMMENTARY FROM THE INVESTMENT MANAGER
REPUBLIC NATIONAL BANK OF NEW YORK

U.S. ECONOMIC REVIEW

     The driving forces behind the U.S. economy, including rising real wage growth, robust job creation, the continued strong pace of capital investment by companies, and stable inflation all remained intact throughout the year. Indeed, since the 1998 global correction in the financial markets, real Gross Domestic Product growth in the United States has consistently exceeded consensus forecasts. Such persistent strength in domestic real growth finally resulted in the Federal Reserve Board ('the Fed') increasing the target rate for federal funds by 25 basis points (0.25%) in late June. This reversal in Fed policy represented a partial rollback of the 75 basis point (0.75%) easing instituted in the second half of 1998, implicitly signaling that the global markets had effectively recovered from the shock of the Russian default and the near collapse of Long Term Capital Management. Nonetheless, domestic real growth stubbornly remained above the Fed's non-inflationary target of 3% in the months that followed, leading to additional increases in short-term rates in August and November. Growth now appears to be slowing, largely attributable to higher long-term interest rates that have increased more than 100 basis points since the fiscal year began on November 1, 1998. Now that higher interest rates appear to be dampening domestic demand, the prospect of increased exports triggered by a gradual strengthening in the global economy could offset this weakness.

GLOBAL ECONOMIC REVIEW

     In Japan, the government's efforts to recapitalize the banking sector and stimulate the economy began to bear significant fruit in March, pulling the economy back from the threat of a steep spiral of debt deflation. Although the painful restructuring process of switching the corporate sector's emphasis from market share maximization to maximizing profits may continue to be a drag on domestic demand, the country's leading economic indicators have rebounded strongly. Therefore, we expect gradual economic progress in the months ahead.

     Emerging market economies stabilized early in the period, helped by continued strength in the U.S. economy, higher oil prices (which benefited oil-producing countries), and quicker-than-expected improvement in Brazil's financial outlook following the January currency devaluation. Despite fragile conditions that still exist in parts of Latin America, the recovery in Asian emerging markets is the economic highlight of this fiscal year.

     The United Kingdom achieved a soft landing and throughout Europe, consumer spending is growing along with business confidence and leading indicators are pointing higher. For most of the fiscal year, the policy environment in the European region was, and remains, stimulative with low short-term interest rates, stable inflation, and a weak Euro currency.

MARKET ENVIRONMENT

     The U.S. stock market shook off its third quarter 1998 plunge and posted impressive advances during the first three months of the Funds' fiscal year ended October 31, 1999. Large cap growth led the way, with the Russell 1000 Growth Index(1) rising 24.20%, followed by small cap stocks up 13.24% and large cap value up 9.09% for the period ended January 31, 1999, as represented by the Russell 2000 Index(2) and the Russell 1000

(1) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

(2) The Russell 2000 Index is an unmanaged index generally representative of small-capitalization stocks.

Value Index(3). The first quarter of 1999 will most likely be remembered as the period during which the Dow Jones Industrial Average surpassed the 10,000 level for the first time (March 29). Indeed, the attention stemming from this milestone overshadowed continued volatility and an increasingly narrow market advance within the large capitalization sector. The large cap value and small cap sectors then posted strong April returns of 9.34% and 8.96%, as indicated by the Russell 1000 Value Index and the Russell 2000 Index, leading the second calendar quarter of 1999 to be the first instance of value outperforming growth and small cap outperforming large cap since the fourth and third quarters of 1997, respectively. However, large cap growth resumed its dominance in June. The Funds' fiscal year therefore ended with the Russell 1000 Growth performing over twice as well as the Russell 1000 Value (34.25% versus 16.53%) and the Russell 2000 returning 14.87%. Consequently, smaller capitalization issues continue to sell at lower relative valuations than any time in the past 40 years.

     World equity markets on balance managed to weather such significant events as the commencement of the new Euro currency, the devaluation of the Brazilian Real, and multiple increases in long-term interest rates in the United States without experiencing major corrections. For the first half of the fiscal year, equity returns in the United States (+22.53% as measured by the Russell
1000 Index(4)) were almost one and a half times the results for the Morgan Stanley Capital International Europe, Australia and Far East ('MSCI EAFE') Index(5) (+15.44%). This gap narrowed over the next six months to 221 basis points (with the Russell 1000 Index returning 25.58% versus 23.37% for the MSCI EAFE Index) as growth in the United States moderated somewhat and economic activity in Europe picked up. Emerging markets continued to rebound, reflecting more stable economic conditions, with the International Finance Corporation Investable ('IFCI') Emerging Markets Composite Index(6) up (+33.31%) approximately one and a half times U.S. equities for the first half of the fiscal year, expanding to a 68% premium by the end of the period (with the IFCI Emerging Markets Composite Index up 43.08%). In addition, emerging markets posted a return multiple of over 1.8 versus MSCI EAFE.

(3) The Russell 1000 Value Index is comprised of those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates.

(4) The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This index represents the universe of large capitalization stocks from which most active money managers typically select.

(5) The Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE) is unmanaged and is generally representative of the performance of stock markets in those regions.

(6) IFCI Emerging Markets Composite Index represents the IFC Investable Regional Total Return Composite. The term Investable indicates that the stocks and the weights in the IFCI index represent the amount that the foreign institutional investors might buy by virtue of the foreign institutional restrictions (either at the national level or by the individual company's corporate statute) plus factoring in minimum market capitalization and liquidity screens. This particular index also measures the impact of reinvestment of gross cash dividends on the price index. All IFC indices are market capitalization weighted, with period data linked by the chained Paasche method and reflect adjusted share price changes. All regional indices are in U.S. dollar terms.

    Investors cannot invest directly in an index.

    THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

     After rebounding from a record low reached in early October 1998, yields on 30-year U.S. Treasury debt fell modestly during the first quarter of the fiscal year ended October 31, 1999 while yields on all other maturities rose somewhat. Yields all across the maturity spectrum rose sharply during February. This one-month increase, which ranged from approximately 21 basis points for 3 month Treasuries to 67 basis points for the 5 year notes, was occasioned by several factors. Principal among these were the further unwinding of the 'flight-to-quality' mentality that overwhelmed the market for U.S. government issues as global equity markets collapsed in the third quarter of 1998, signs that the U.S. economy was slowing less than previously predicted, and the growing perception that the Fed may have eased too aggressively in response to stock market weakness in the second half of 1998. Yields then rose steadily across virtually all maturities during the May-August period as the Fed hiked the federal funds rate by 25 basis points in both June and August. Bonds rallied in September but gave back all their gains and more during the final month of the fiscal year. For the twelve-month period, Treasury yields rose from 76 basis points for 3 month Treasuries to 170 basis points for the 5 year notes, with the 30 year increasing by 101 basis points.

PORTFOLIO REVIEW

                           REPUBLIC MONEY MARKET FUND

     The Republic Money Market Fund returned 4.42%, 4.76% and 2.69% for the Class A Shares(1) (or 'Investor Shares'), Class Y Shares(2) (or 'Adviser Shares') and Class D Shares(3) (or 'Private Investor Shares'), respectively, for the fiscal year ended October 31, 1999, compared to 4.67% for the Lipper Money Market Funds Average(4). The Fund's maturity structure was positioned at 45 days on October 31, 1999 in light of the potential for further Fed tightening. The portfolio holdings consisted of 18.24% floating rate demand notes, 55.71% commercial paper, 19.86% U.S. agencies and 6.21% cash and cash equivalents. The Fund's annualized 7-day yield through October 31, 1999, was 4.88%.*

     Turmoil in the global financial markets in late summer and early fall of 1998 led the Fund to take a cautious posture on average maturity, which was in a range of 45-55 days over the past year. This was generally 7-10 days shorter than the average maturity of the peer group.

     The domestic economy was expected to slow in 1999 based upon the fear that deflationary environments in many emerging economies would be imported to the United States. Instead, the U.S. economy has shown tremendous resilience in 1999 with a unique combination of brisk economic growth and low unemployment, coupled with relatively tame inflation data. The fixed income markets reacted unfavorably to this environment, with most sectors of the yield curve rising by more than 1% from the lows achieved in October of 1998. The Fed also became more defensive over the past several months, raising the benchmark fed funds rate three times since June. The Fed remains concerned about the tightening labor market and low unemployment rate, which is at a 30 year low. As such, continuing economic strength may force the Fed to raise short-term rates again in order to slow economic growth to a more sustainable level. The Fund will therefore continue in a defensive posture with the average maturity remaining at 50 days or less with a focus on high quality issues.

(1) Class A Shares (or 'Investor Shares') commenced operations on November 13, 1998. Performance figures are not annualized.

(2) Class Y Shares (or 'Adviser Shares') commenced operations on November 12, 1998. Performance figures are not annualized.

(3) Class D Shares (or 'Private Investor Shares') commenced operations on April 1, 1999. Performance figures are not annualized.

(4) Lipper Money Market Funds Average consists of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

  * Portfolio composition is subject to change.

    THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

                   REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND

     The Republic U.S. Government Money Market Fund returned 4.24%, 4.57%, 3.54% and 2.53% for the Class A Shares (or 'Investor Shares'), Class Y Shares (or 'Adviser Shares'), Class B Shares, and Class D Shares(1) (or 'Private Investor Shares'), respectively, for the fiscal year ended October 31, 1999, compared to 4.39% for the Lipper U.S. Government Money Market Funds Average(2). The Fund's maturity structure was positioned at 60 days on October 31, 1999, also reflecting the potential for further Fed tightening. The portfolio holdings consisted of 54.81% U.S. Treasury bills and notes, 25.2% U.S. agencies and 20.16% cash and cash equivalents, all of which were rated AAA. The Fund's annualized 7-day yield through October 31, 1999 was 4.27%.*

     During the first half of the fiscal year ended October 31, 1999, the Fund kept its average maturity between 40 and 65 days. This was then expanded to 55 to 75 days, reflecting the interest rate outlook after the Fed's initial rate hike of 1999. For the final months of the fiscal year, the average maturity range was tightened to 55-65 days as the likelihood of a November Fed tightening began to increase.

(1) Class D Shares (or 'Private Investor Shares') commenced operations on April 1, 1999. Performance figures are not annualized.

(2) Lipper U.S. Government Money Market Funds Average consists of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of less than 90 days.

  * Portfolio composition is subject to change.

    THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

                REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND'D'

     The Republic New York Tax-Free Money Market Fund returned 2.36%, 2.70%, and 1.50% for the Class A Shares (or 'Investor Shares'), Class Y Shares (or 'Adviser Shares') and Class D Shares(1) (or 'Private Investor Shares'), respectively, for the fiscal year ended October 31, 1999, compared to 2.56% for the Lipper N.Y. Money Market Funds Average(2). The Portfolio consisted of 55.29% floating rate demand notes, 25.54% tax exempt commercial paper, 17.76% municipal notes and 1.19% cash and cash equivalents. The Fund's annualized 7-day yield through October 31, 1999, was 2.70%.*

     The combination of strong net inflows to money market funds, reflecting investors becoming more cautious toward the markets, and very subdued issuance, as issuers opted to lock in long-term fixed-rate financing, led to overall low yields on most instruments in the marketplace. The Fund maintained a high level of liquidity entering the April tax season to take advantage of the higher yields typically associated with money fund outflows for tax payments. The Fund continued to maintain a high level of liquidity to position itself for potential increases in short-term rates which occurred following the Federal Open Market Committee meetings in June, August and November, 1999. Despite historically low rates, there was good demand for money markets throughout the fiscal year, partially due to market uncertainties. Fund management does, however, expect the rising interest rate environment to eventually pull tax-exempt yields higher. The Fund maintained a neutral posture towards the marketplace, continuing a weighted average maturity of approximately 50 days over the entire period.

(1) Class D Shares (or 'Private Investor Shares') commenced operations on April 1, 1999. Performance figures are not annualized.

(2) Lipper N.Y. Money Market Funds Average consists of funds which invest principally in municipal obligations of New York state with dollar weighted average maturities of less than 90 days.

  * Portfolio composition is subject to change.

    THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

'D' The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

REPUBLIC MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999


 PRINCIPAL                                                              MATURITY    AMORTIZED
  AMOUNT                        DESCRIPTION                      RATE     DATE         COST
-----------                     -----------                      ----   --------   ------------
             COMMERCIAL PAPER  -- 55.71%
             CHEMICALS  -- 5.94%
$10,650,000  Monsanto..........................................  5.35%   11/4/99   $ 10,645,314
  5,000,000  West Baton Rouge, Louisiana (Guaranteed by Dow
               Chemical).......................................  6.07     2/7/00      5,000,000
  5,000,000  West Baton Rouge, Louisiana (Guaranteed by Dow
               Chemical).......................................  5.38    11/4/99      5,000,000
                                                                                   ------------
                                                                                     20,645,314
                                                                                   ------------
             EDUCATION  -- 3.26%
  5,000,000  Harvard University................................  5.35   11/16/99      4,989,000
  6,339,000  New York State Dormitory, Taxable Pooled Loan
               Program, Direct Pay (LOC Landesbank Hessen).....  5.38    11/8/99      6,339,000
                                                                                   ------------
                                                                                     11,328,000
                                                                                   ------------
             ENERGY  -- 3.40%
  3,800,000  New York State Power Authority....................  5.41   11/18/99      3,790,418
  2,100,000  New York State Power Authority....................  6.08    2/15/00      2,104,922
  5,930,000  South Carolina Public Service Agency..............  5.43   11/12/99      5,920,288
                                                                                   ------------
                                                                                     11,815,628
                                                                                   ------------
             ENTERTAINMENT  -- 2.87%
 10,000,000  The Walt Disney Co................................  5.35   11/15/99      9,979,467
                                                                                   ------------

             FINANCE  -- 5.80%
  7,000,000  American Express Credit Corp......................  5.36   11/12/99      6,988,685
  8,000,000  Ford Motor Credit Corp............................  5.33   11/10/99      7,989,481
  5,150,000  Morgan Stanley Dean Witter........................  5.89    3/20/00      5,161,259
                                                                                   ------------
                                                                                     20,139,425
                                                                                   ------------
             FOOD  -- 4.03%
  6,000,000  HJ Heinz..........................................  5.36    11/1/99      6,000,000
  8,000,000  Sara Lee Corp.....................................  5.30    11/9/99      7,990,702
                                                                                   ------------
                                                                                     13,990,702
                                                                                   ------------

REPUBLIC MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


 PRINCIPAL                                                              MATURITY    AMORTIZED
  AMOUNT                        DESCRIPTION                      RATE     DATE         COST
-----------                     -----------                      ----   --------   ------------
             HEALTH CARE  -- 9.02%
 $5,700,000  Baptist Hospital, Inc., Taxable Revenue Notes, SPA
               Bank America NA.................................  6.06%    2/3/00   $  5,610,998
  7,000,000  Baptist Hospital, Inc., Taxable Revenue Notes, SPA
               Bank America NA.................................  5.44    11/2/99      6,998,956
  4,069,000  New York Hospital.................................  5.43    11/9/99      4,064,153
  7,800,000  Society of the New York Hospital, Direct Pay (LOC
               Chase Manhattan Bank)...........................  6.08     2/4/00      7,676,500
  7,000,000  Temple Physicians, Inc., Direct Pay (LOC Toronto
               Dominion Bank)..................................  5.40   11/19/99      6,981,345
                                                                                   ------------
                                                                                     31,331,952
                                                                                   ------------
             MUNICIPALITIES  --  7.15%
  6,700,000  Broward County, Florida Sales Tax Revenue Taxable
               Notes...........................................  6.00     2/9/00      6,700,000
  8,000,000  Calcasieu Parish, Inc., Louisiana, CITGO Petroleum
               Corp. Project Direct Pay (LOC ABN Amro Bank)....  5.36   11/18/99      7,999,999
  1,000,000  Chicago, Illinois Tax Increment...................  5.20   11/15/99      1,000,000
  5,000,000  Madison County Illinois Enviromental Improvement,
               Shell Wood River Refining Co., Project
               Guaranteed by Shell Oil.........................  5.32    11/5/99      5,000,000
  1,000,000  Mercer County, New Jersey.........................  5.88     1/1/00      1,000,083
  3,135,000  New York City Water Finance Authority.............  5.50    6/15/00      3,136,436
                                                                                   ------------
                                                                                     24,836,518
                                                                                   ------------
             OIL/GAS EXPLORATION  -- 1.15%
  4,000,000  Shell Oil.........................................  5.32   11/22/99      4,000,000
                                                                                   ------------

             REAL ESTATE  -- 2.86%
  5,000,000  Mt. Sinai Medical Center Realty, Direct Pay (LOC
               Landesbank Hessen, NY)..........................  5.42    11/3/99      4,998,514
  5,000,000  Mt. Sinai Medical Center Realty, Direct Pay (LOC
               Landesbank Hessen, NY)..........................  6.06     2/1/00      4,923,589
                                                                                   ------------
                                                                                      9,922,103
                                                                                   ------------
             RETAIL  -- 0.92%
  3,180,000  Nike..............................................  5.35    11/2/99      3,179,534
                                                                                   ------------
             TECHNOLOGY  -- 1.73%
  6,000,000  Hewlett Packard...................................  5.34    11/9/99      5,992,973
                                                                                   ------------

REPUBLIC MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


 PRINCIPAL                                                              MATURITY    AMORTIZED
  AMOUNT                        DESCRIPTION                      RATE     DATE         COST
-----------                     -----------                      ----   --------   ------------
             TELECOMMUNICATIONS  -- 1.53%
 $5,300,000  AT&T Corp.........................................  5.34%   11/4/99   $  5,297,672
                                                                                   ------------

             TRANSPORTATION & SHIPPING  -- 3.03%
  8,000,000  Port of Oakland California, Direct Pay (LOC
               Commerzbank AG & The Bank of Nova Scotia).......  5.41   11/10/99      7,989,320
  2,583,000  Port of Oakland California, Direct Pay (LOC
               Commerzbank AG & The Bank of Nova Scotia).......  5.90     2/8/00      2,541,659
                                                                                   ------------
                                                                                     10,530,979
                                                                                   ------------
             WASTE DISPOSAL  -- 3.02%
  5,480,000  Gulf Coast Waste Disposal of Texas, Amoco Oil
               Project, Guaranteed by Amoco Oil................  5.35   11/10/99      5,480,000
  5,000,000  Gulf Coast Waste Disposal of Texas, Amoco Oil
               Project, Guaranteed by Amoco Oil................  6.12    1/28/00      5,000,000
                                                                                   ------------
                                                                                     10,480,000
                                                                                   ------------
             TOTAL COMMERCIAL PAPER (AMORTIZED COST $193,470,267)...............    193,470,267
                                                                                   ------------
             VARIABLE RATE DEMAND NOTES*  -- 18.24%
             FINANCE  -- 6.03%
  3,500,000  1800 Harrison Foundation..........................  5.40    11/3/99      3,500,000
  5,000,000  California Housing Financial Agency...............  5.45    11/3/99      5,000,000
  5,685,000  Illinois Health Facilities Revenue for Loyola
               University Health System (MBIA Insured).........  5.40    11/3/99      5,685,000
  2,200,000  New York State Housing Financial Authority, (LOC
               Bayerische Hypo-Und Verein).....................  5.40    11/3/99      2,200,000
  4,600,000  New York State Housing Financial Authority, (LOC
               Commerzbank A.G.)...............................  5.41    11/3/99      4,600,000
                                                                                   ------------
                                                                                     20,985,000
                                                                                   ------------
             GENERAL OBLIGATIONS  -- 5.78%
  2,760,000  Greensboro, North Carolina, GO....................  5.40    11/3/99      2,760,000
  9,600,000  Tennessee, GO.....................................  5.40    11/3/99      9,600,000
  3,400,000  Tennessee, GO.....................................  5.40    11/3/99      3,400,000
    400,000  Tennessee, GO.....................................  5.40    11/3/99        400,000
  3,900,000  Tennessee, GO.....................................  5.40    11/3/99      3,900,000
                                                                                   ------------
                                                                                     20,060,000
                                                                                   ------------

REPUBLIC MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


 PRINCIPAL                                                              MATURITY    AMORTIZED
  AMOUNT                        DESCRIPTION                      RATE     DATE         COST
-----------                     -----------                      ----   --------   ------------
             HOUSING  -- 5.52%
 $3,820,000  New York City Housing Development.................  5.40%   11/3/99   $  3,820,000
    615,000  New York City Housing Development.................  5.40    11/3/99        615,000
  6,900,000  New York City Housing Development.................  5.40    11/3/99      6,900,000
  1,325,000  New York City Housing Development.................  5.40    11/3/99      1,325,000
  4,000,000  New York City Housing Development, (LOC Bayerische
               Hypo-Und Verein)................................  5.40    11/3/99      4,000,000
  2,500,000  Texas State Taxable Veterans Housing Assistance
               Series A2.......................................  5.38    11/3/99      2,500,000
                                                                                   ------------
                                                                                     19,160,000
                                                                                   ------------
             SPECIAL PURPOSE  -- 0.91%
  3,160,000  Cleveland, Ohio Airport Systems, Series E.........  5.40    11/3/99      3,160,000
                                                                                   ------------
             TOTAL VARIABLE RATE DEMAND NOTES
               (AMORTIZED COST $63,365,000).....................................     63,365,000
                                                                                   ------------
             U.S. GOVERNMENT AND GOVERNMENT AGENCY
               OBLIGATIONS -- 19.86%
             FEDERAL FARM CREDIT BANK  -- 1.44%
  5,000,000  Federal Farm Credit Bank..........................  5.00     4/3/00      4,998,997
                                                                                   ------------
             FEDERAL HOME LOAN BANK  -- 9.78%
  5,500,000  Federal Home Loan Bank............................  5.42   11/30/99      5,500,000
  3,500,000  Federal Home Loan Bank............................  5.00    2/10/00      3,500,000
  5,000,000  Federal Home Loan Bank............................  5.03     3/2/00      5,000,000
  5,000,000  Federal Home Loan Bank............................  5.08    3/15/00      5,000,000
  3,000,000  Federal Home Loan Bank............................  5.16    3/22/00      3,000,000
  5,000,000  Federal Home Loan Bank............................  5.15    5/17/00      5,000,000
  2,000,000  Federal Home Loan Bank............................  5.63     6/2/00      2,000,589
  5,000,000  Federal Home Loan Bank............................  5.55     6/9/00      5,000,000
                                                                                   ------------
                                                                                     34,000,589
                                                                                   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION  -- 5.76%
  5,000,000  Federal National Mortgage Assn....................  5.18    3/10/00      4,998,784
  5,000,000  Federal National Mortgage Assn....................  5.00     5/4/00      4,997,865
  5,000,000  Federal National Mortgage Assn....................  5.12    5/12/00      5,000,000
  5,000,000  Federal National Mortgage Assn....................  5.62     8/9/00      4,994,757
                                                                                   ------------
                                                                                     19,991,406
                                                                                   ------------

REPUBLIC MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


 PRINCIPAL                                                              MATURITY    AMORTIZED
  AMOUNT                        DESCRIPTION                      RATE     DATE         COST
-----------                     -----------                      ----   --------   ------------
             FINANCE  -- 2.88%
 $5,000,000  Student Loan Marketing Assn.......................  5.58%   1/20/00   $  5,000,000
  5,000,000  Student Loan Marketing Assn.......................  5.80    4/20/00      5,000,000
                                                                                   ------------
                                                                                     10,000,000
                                                                                   ------------
             TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
             (AMORTIZED COST $68,990,992).......................................     68,990,992
                                                                                   ------------

             REPURCHASE AGREEMENTS  -- 6.21%
 10,000,000  Goldman, Sachs & Co., 5.23%, due 11/1/99, with a maturity value of
               $10,004,385 (collateralized with $1,085,000 Federal Farm Credit
               MTN 4.80% due 2/1/00, $2,000,000 FHLMC 7.125% due 11/18/02,
               $1,600,000, FNMA 8.90% due 6/12/00, and $5,359,000 FNMA 6.375%
               due 6/15/09, total market value $10,200,594).....................     10,000,000
  1,562,000  Lehman Brothers, 5.15%, due 11/1/99, with a maturity value of
               $1,562,670 (collateralized with $7,691,698 FNMA MTN 5.81%, due
               4/19/04, market value $7,845,532)................................      1,562,000
 10,000,000  Morgan Stanley Dean Witter, 5.20%, due 11/1/99, with a maturity of
               $10,004,333 (collateralized with $10,610,000 FHLMC 5.90% due
               2/14/06, market value $10,248,372)...............................     10,000,000
                                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $21,562,000)...........     21,562,000
                                                                                   ------------
             TOTAL INVESTMENTS (AMORTIZED COST $347,388,259)(a)  -- 100.02%.....    347,388,259
             LIABILITIES IN EXCESS OF OTHER ASSETS  -- (0.02)%..................        (70,174)
                                                                                   ------------
             NET ASSETS  -- 100.00%.............................................   $347,318,085
                                                                                   ------------
                                                                                   ------------

Percentages indicated are based on net assets of $347,318,085.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

GO   -- General Obligation
LOC  -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at October 31, 1999. The date presented reflects the next rate change date.

                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999


 PRINCIPAL                                                              MATURITY     AMORTIZED
  AMOUNT                         DESCRIPTION                     RATE     DATE          COST
-----------                      -----------                     ----   --------   --------------
              U.S. GOVERNMENT AND GOVERNMENT AGENCY
                OBLIGATIONS  --  25.20%
              FEDERAL FARM CREDIT BANK  --  1.39%
$ 5,000,000   Federal Farm Credit Bank.........................  5.56%   1/18/00   $    5,000,000
 10,000,000   Federal Farm Credit Bank.........................  5.25    1/18/00        9,998,787
  5,000,000   Federal Farm Credit Bank.........................  5.63     2/1/00        5,000,000
                                                                                   --------------
                                                                                       19,998,787
                                                                                   --------------
              FEDERAL HOME LOAN BANK  --  15.25%
 20,000,000   Federal Home Loan Bank...........................  5.23    11/1/99       20,000,000
 10,000,000   Federal Home Loan Bank...........................  5.30    12/3/99        9,953,511
 10,000,000   Federal Home Loan Bank...........................  5.37    1/19/00        9,883,694
 15,000,000   Federal Home Loan Bank...........................  5.60    1/21/00       14,813,531
 15,000,000   Federal Home Loan Bank...........................  5.38    1/28/00       14,805,483
 10,000,000   Federal Home Loan Bank...........................  5.22    3/17/00       10,000,000
 10,000,000   Federal Home Loan Bank...........................  5.66    4/19/00        9,736,500
 10,000,000   Federal Home Loan Bank...........................  5.26    5/26/00        9,998,908
 10,000,000   Federal Home Loan Bank *.........................  5.61    11/3/99        9,998,214
 10,000,000   Federal Home Loan Bank *.........................  5.69    11/3/99        9,998,044
 20,000,000   Federal Home Loan Bank *.........................  5.85    11/3/99       19,999,562
 10,000,000   Federal Home Loan Bank *.........................  5.85    11/3/99       10,000,000
  5,000,000   Federal Home Loan Bank *.........................  5.75    11/3/99        5,000,000
  5,000,000   Federal Home Loan Bank *.........................  5.70    11/3/99        5,000,000
 20,000,000   Federal Home Loan Bank *.........................  5.56    11/3/99       19,999,680
 15,000,000   Federal Home Loan Bank *.........................  5.56    11/3/99       14,999,094
 10,000,000   Federal Home Loan Bank *.........................  5.58    11/3/99       10,000,000
 15,000,000   Federal Home Loan Bank *.........................  5.58    11/3/99       14,999,340
                                                                                   --------------
                                                                                      219,185,561
                                                                                   --------------
              FINANCE  --  8.56%
 20,000,000   Student Loan Marketing Assn. * ..................  5.58    11/2/99       19,995,588
  5,000,000   Student Loan Marketing Assn. *...................  5.80    11/2/99        4,999,825
 10,000,000   Student Loan Marketing Assn. *...................  5.75    11/2/99        9,998,690
 13,000,000   Student Loan Marketing Assn. *...................  5.80    11/2/99       12,993,014
 10,000,000   Student Loan Marketing Assn. *...................  5.80    11/2/99        9,999,584
  5,000,000   Student Loan Marketing Assn. *...................  5.60    11/2/99        5,000,000
 10,000,000   Student Loan Marketing Assn. *...................  5.64    11/2/99        9,999,265
 10,000,000   Student Loan Marketing Assn. *...................  5.42    11/2/99       10,000,000
 15,000,000   Student Loan Marketing Assn. *...................  5.63    11/2/99       15,000,000
  5,000,000   Student Loan Marketing Assn. *...................  5.60    11/2/99        5,000,000

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


 PRINCIPAL                                                              MATURITY     AMORTIZED
  AMOUNT                         DESCRIPTION                     RATE     DATE          COST
-----------                      -----------                     ----   --------   --------------
$10,000,000   Student Loan Marketing Assn. *...................  5.82%   11/2/99   $    9,999,874
 10,000,000   Student Loan Marketing Assn. *...................  5.85    11/2/99       10,000,000
                                                                                   --------------
                                                                                      122,985,840
                                                                                   --------------
              TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
                (AMORTIZED COST $362,170,188)...................................      362,170,188
                                                                                   --------------
              U.S. TREASURY OBLIGATIONS  --  54.81%
              U.S. TREASURY BILLS  --  38.08%**
 25,000,000   U.S. Treasury Bills..............................  4.64   11/18/99       24,945,931
 45,000,000   U.S. Treasury Bills..............................  4.68   11/26/99       44,855,625
 85,000,000   U.S. Treasury Bills..............................  4.85    12/2/99       84,650,065
 50,000,000   U.S. Treasury Bills..............................  4.88    12/9/99       49,746,032
 25,000,000   U.S. Treasury Bills..............................  4.88   12/16/99       24,849,563
 35,000,000   U.S. Treasury Bills..............................  4.92   12/23/99       34,754,842
 50,000,000   U.S. Treasury Bills..............................  4.99   12/30/99       49,596,424
 12,000,000   U.S. Treasury Bills..............................  4.81    1/20/00       11,873,600
 35,000,000   U.S. Treasury Bills..............................  4.96    2/17/00       34,486,250
  5,000,000   U.S. Treasury Bills..............................  4.95    2/24/00        4,922,056
 10,000,000   U.S. Treasury Bills..............................  4.93     3/9/00        9,825,850
 20,000,000   U.S. Treasury Bills..............................  4.96    3/16/00       19,630,533
 40,000,000   U.S. Treasury Bills..............................  4.96     4/6/00       39,147,185
 12,000,000   U.S. Treasury Bills..............................  5.00    4/13/00       11,729,947
 50,000,000   U.S. Treasury Bills..............................  5.15    4/20/00       48,793,500
 45,000,000   U.S. Treasury Bills..............................  5.15    4/27/00       43,871,183
 10,000,000   U.S. Treasury Bills..............................  5.08    5/25/00        9,713,317
                                                                                   --------------
                                                                                      547,391,903
                                                                                   --------------
              U.S. TREASURY NOTES  --  16.73%
 15,000,000   U.S. Treasury Notes..............................  7.88   11/15/99       15,016,857
 20,000,000   U.S. Treasury Notes..............................  5.88   11/15/99       20,008,174
 40,000,000   U.S. Treasury Notes..............................  5.63   11/30/99       40,025,230
 25,000,000   U.S. Treasury Notes..............................  5.88    2/15/00       25,045,739
 10,000,000   U.S. Treasury Notes..............................  5.50    2/29/00       10,009,543
 40,000,000   U.S. Treasury Notes..............................  5.50    3/31/00       40,034,574
 40,000,000   U.S. Treasury Notes..............................  6.38    5/15/00       40,207,122

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


 PRINCIPAL                                                              MATURITY     AMORTIZED
  AMOUNT                         DESCRIPTION                     RATE     DATE          COST
-----------                      -----------                     ----   --------   --------------
$25,000,000   U.S. Treasury Notes..............................  6.25%   5/31/00   $   25,122,072
 25,000,000   U.S. Treasury Notes..............................  5.50    5/31/00       25,024,647
                                                                                   --------------
                                                                                      240,493,958
                                                                                   --------------
              TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $787,885,861).....      787,885,861
                                                                                   --------------

              REPURCHASE AGREEMENTS  -- 20.16%
 49,800,100  Cantor Fitzgerald, 5.23% due 11/1/99, with a maturity value of
                $49,807,334 (collaterized by $34,293,000 U.S. Treasury Bond
                11.25%, 2/15/15, market value $50,796,506)......................       49,800,100
 48,000,000  Commerzbank, 5.20% due 11/1/99, with a maturity value of
                $48,006,933 (collaterized by $43,424,000 U.S. Treasury Note
                8.75%, 11/15/08, market value $48,320,056)......................       48,000,000
 48,000,000  First Union, 5.23% due 11/1/99, with a maturity value of
                $48,006,973 (collaterized by $48,778,000 U.S. Treasury Note
                5.13%, 8/31/00, market value $48,960,917).......................       48,000,000
 47,000,000  Societe Generale, 5.22% due 11/1/99, with a maturity value of
                $47,006,815 (collaterized by $46,886,000 U.S. Treasury Note
                6.25%, 1/31/02, market value $47,940,935).......................       47,000,000
 48,000,000  Societe Generale, 5.23% due 11/1/99, with a maturity value of
                $48,006,973 (collaterized by $48,585,000 U.S. Treasury Note
                5.50%, 7/31/01, market value $49,010,118).......................       48,000,000
 49,000,000  Warburg due, 5.22% 11/1/99, with a maturity value of $49,007,105
                (collaterized by $48,702,000 U.S. Treasury Note 6.13%, 12/31/01,
                market value $49,980,427).......................................       49,000,000
                                                                                   --------------
              TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $289,800,100).........      289,800,100
                                                                                   --------------
              TOTAL INVESTMENTS (AMORTIZED COST $1,439,856,149)
                (a)  --  100.17%................................................    1,439,856,149
              LIABILITIES IN EXCESS OF OTHER ASSETS  --  (0.17)%................       (2,479,637)
                                                                                   --------------
              NET ASSETS  -- 100.00%............................................   $1,437,376,512
                                                                                   --------------
                                                                                   --------------

Percentages indicated are based on net assets of $1,437,376,512.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

  * Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at October 31, 1999. The date presented reflects the next rate change date.

 ** Rate disclosed represents effective yield at October 31, 1999.

                       See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999


PRINCIPAL                                           MOODY'S/S&P          MATURITY    AMORTIZED
  AMOUNT                  DESCRIPTION                RATINGS(b)   RATE     DATE         COST
----------                -----------               ------------  ----   --------   ------------
             NEW YORK TAX-FREE NOTES AND COMMERCIAL PAPER  -- 98.59%
             NEW YORK TAX-FREE MUNICIPAL NOTES  -- 17.76%
$3,000,000   Connetquot, New York CSD, GO.........   VMIG1, N/R   3.80%   6/29/00   $  3,008,587
 2,000,000   Islip, New York, GO..................    N/R, N/R    3.90    7/14/00      2,006,757
 3,325,000   New York City, New York, GO..........    Aaa, N/R    5.00    2/15/00      3,342,303
 1,000,000   New York State Dormitory Authority,
               City University....................    Aaa, N/R    7.88     7/1/07      1,048,854
 3,000,000   New York State Power Authority, GO...   VMIG1, A-1   3.55     3/1/00      3,000,000
 2,750,000   Oyster Bay, New York, GO.............    N/R, N/R    3.25   11/30/99      2,750,531
 3,600,000   Pearl River, New York, GO............    N/R, N/R    3.75    6/22/00      3,607,756
 3,540,000   Port Authority of New York & New
               Jersey, AMT........................    A-1, AA-    4.00   11/15/99      3,541,259
 3,000,000   Rochester, New York, GO..............    N/R, N/R    3.50     3/8/00      3,005,397
 2,000,000   Valley Stream, New York, GO..........    N/R, N/R    4.00    6/30/00      2,005,740
 2,000,000   Westchester, New York, GO............   VMIG1, N/R   2.83   12/30/99      2,000,092
                                                                                    ------------
                                                                                      29,317,276
                                                                                    ------------
             NEW YORK TAX-FREE COMMERCIAL PAPER  -- 25.54%
 3,500,000   Metropolitan Transport Authority.....    P1, A-1+    3.40    11/8/99      3,500,000
 4,000,000   Metropolitan Transport Authority.....    P1, A-1+    3.50     2/4/00      4,000,000
 2,000,000   New York City Cultural Trust for the
               Museum of Natural History..........    Aaa, AAA    3.70     7/1/29      2,000,000
 3,000,000   New York State Dormitory Authority,
               Columbia University................    P1, A-1+    3.35    2/11/00      3,000,000
 4,600,000   New York State Dormitory Authority,
               Cornell University.................    P1, A-1+    3.40   11/10/99      4,600,000
 4,000,000   New York State Municipal Water
               Authority..........................    P1, A-1+    3.55    11/3/99      4,000,000
 1,000,000   New York State Municipal Water
               Authority..........................    P1, A-1+    3.55   11/15/99      1,000,000
 3,400,000   New York State Power Authority.......    P1, A-1     3.45   11/18/99      3,400,000
 3,000,000   New York State Power Authority.......    P1, A-1     3.50    12/1/99      3,000,000
 2,055,000   New York State Power Authority.......    P1, A-1+    3.40    12/9/99      2,055,000
 2,000,000   New York State Power Authority.......    P1, A-1     3.35    2/11/00      2,000,000
 5,000,000   New York State, GO...................    N/R, N/R    3.30    11/5/99      5,000,000
 1,000,000   New York State, GO...................    P1, A-1+    3.50   11/15/99      1,000,000
 3,600,000   New York State, GO...................   VMIG1, P1    3.25   11/16/99      3,600,000
                                                                                    ------------
                                                                                      42,155,000
                                                                                    ------------

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


PRINCIPAL                                           MOODY'S/S&P          MATURITY    AMORTIZED
  AMOUNT                  DESCRIPTION                RATINGS(b)   RATE     DATE         COST
----------                -----------               ------------  ----   --------   ------------
             VARIABLE RATE DEMAND NOTES*  -- 55.29%
$5,500,000   Babylon, New York IDA, AMT (LOC UBS
               AG)................................   N/R, A-1+    3.65%   11/1/99   $  5,500,000
 1,000,000   Hempstead, New York IDA Nassau Energy
               (LOC Toronto Dominion Bank)........   N/R, A-1+    3.45    11/3/99      1,000,000
 1,250,000   Long Island Power Authority (LOC ABN
               Amro Bank NV)......................  VMIG1, A-1+   3.65    11/1/99      1,250,000
 3,000,000   Long Island Power Authority (LOC West
               Deutsche Landebank)................  VMIG1, A-1+   3.40    11/3/99      3,000,000
 3,000,000   Long Island Power Authority (MBIA
               Insured)...........................   N/R, A-1+    3.45    11/3/99      3,000,000
 2,250,000   Nassau County IDA Civic Facility for
               Cold Spring Harbor Labs............  VMIG1, A-1+   3.55    11/1/99      2,250,000
 1,900,000   New York City Health & Hospital (LOC
               Canadian Imperial Bank)............  VMIG1, A-1+   3.25    11/3/99      1,900,000
 3,000,000   New York City, GO....................   VMIG1, N/R   2.90    11/1/99      3,000,000
 3,000,000   New York City, GO (LOC Morgan
               Guaranty Trust)....................  VMIG1, A-1+   3.50    11/1/99      3,000,000
 2,000,000   New York City, New York (LOC Societe
               Generale)..........................  VMIG1, A-1+   3.20    11/3/99      2,000,000
 3,150,000   New York City, New York, GO (FGIC
               Insured)...........................  VMIG1, A-1+   4.00    11/1/99      3,150,000
 2,000,000   New York State Dormitory Authority...  VMIG1, A-1+   3.35    11/1/99      2,000,000
 3,600,000   New York State Dormitory Authority
               (LOC Chase Manhattan Bank).........    P1, A-1+    3.50    11/1/99      3,600,000
 7,800,000   New York State Energy Research &
               Development Pollution Control
               Revenue for Rochester Gas &
               Electric (MBIA Insured)............  VMIG1, A-1+   3.35     8/1/32      7,800,000
 2,000,000   New York State Energy, Brooklyn (MBIA
               Insured)...........................  VMIG1, A-1+   3.40    11/3/99      2,000,000
 3,000,000   New York State Energy, Central Hudson
               (LOC Deutsche Bank AG).............    P1, N/R     3.50    11/4/99      3,000,000
 4,000,000   New York State Energy, Edison........    N/R, A-1    3.45    11/3/99      4,000,000
 4,000,000   New York State Energy, Niagara Mohawk
               (LOC Toronto Dominion Bank)........    P1, N/R     3.60    11/1/99      4,000,000
 5,000,000   New York State Energy, Niagara (LOC
               Toronto Dominion Bank).............    P1, N/R     3.70    11/1/99      5,000,000

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS  -- OCTOBER 31, 1999 (CONTINUED)


PRINCIPAL                                           MOODY'S/S&P          MATURITY    AMORTIZED
  AMOUNT                  DESCRIPTION                RATINGS(b)   RATE     DATE         COST
----------                -----------               ------------  ----   --------   ------------
$4,500,000   Mohawk New York State Energy, Niagara
               Mohawk (LOC Toronto Dominion
               Bank)..............................    P1, N/R     3.50%   11/1/99   $  4,500,000
 5,000,000   New York State Housing Authority (LOC
               Fleet Bank)........................   VMIG1, N/R   3.15    11/3/99      5,000,000
10,800,000   New York State Housing Authority (LOC
               Fleet Bank)........................   VMIG1, N/R   3.40    11/3/99     10,800,000
 4,500,000   New York State Local Government
               Assistance (LOC Canadian Imperial
               Bank)..............................  VMIG1, A-1+   3.20    11/3/99      4,500,000
 2,000,000   Port Authority of New York & New
               Jersey.............................    P1, A-1     3.45    11/1/99      2,000,000
 1,000,000   Suffolk County New York IDA (LOC
               European American Bank)............   VMIG1, N/R   3.45    11/3/99      1,000,000
 3,000,000   Suffolk County New York Water
               Authority..........................   VMIG1, N/R   3.40    11/3/99      3,000,000
                                                                                    ------------
                                                                                      91,250,000
                                                                                    ------------
             TOTAL NEW YORK TAX-FREE NOTES AND COMMERCIAL PAPER
               (AMORTIZED COST $162,722,276).....................................    162,722,276
                                                                                    ------------
             SHORT-TERM INVESTMENTS  -- 1.19%
               MUTUAL FUNDS  -- 1.19%
 1,960,000   Provident New York Tax-Free Money
               Market Fund........................                                     1,960,000
                                                                                    ------------
             TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST
               $1,960,000).......................................................      1,960,000
                                                                                    ------------
             TOTAL INVESTMENTS (AMORTIZED COST $164,682,276)(a)  --
               99.78%............................................................    164,682,276
             OTHER ASSETS IN EXCESS OF LIABILITIES  -- 0.22%.....................        329,130
                                                                                    ------------
             NET ASSETS  -- 100.00%..............................................   $165,011,406
                                                                                    ------------
                                                                                    ------------

Percentages indicated are based on net assets of $165,011,406.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Ratings indicated are believed to be the most recent available at October 31, 1999 for the securities listed. These ratings are unaudited.

CSD   --  Central School District
GO    --  General Obligation
IDA   --  Industrial Development Agency
AMT   --  Alternative Minimum Tax
LOC   --  Letter of Credit
MBIA  --  Municipal Bond Insurance Association
FGIC  --  Financial Guaranty Insurance Corp.

* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at October 31, 1999. The date presented reflects the next rate change date.

                       See notes to financial statements.

REPUBLIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

                                                                      U.S.          NEW YORK
                                                                   GOVERNMENT       TAX-FREE
                                                  MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                      FUND            FUND            FUND
                                                  ------------   --------------   ------------
ASSETS:
  Investments, at value (cost $325,826,259,
     $1,150,056,049 and $164,682,276,
     respectively)..............................  $325,826,259   $1,150,056,049   $164,682,276
  Repurchase agreements, at value (cost
     $21,562,000, $289,800,100 and $0,
     respectively)..............................   21,562,000       289,800,100             --
                                                  ------------   --------------   ------------
       Total Investments........................  347,388,259     1,439,856,149    164,682,276
  Cash..........................................          279                71             --
  Interest receivable...........................    1,642,776         8,150,966        905,126
  Receivable for capital shares issued..........           --                17             --
  Receivable for investments sold...............           --        19,972,806             --
  Prepaid expenses and other assets.............        2,815           225,533          1,789
                                                  ------------   --------------   ------------
TOTAL ASSETS....................................  349,034,129     1,468,205,542    165,589,191
                                                  ------------   --------------   ------------
LIABILITIES:
  Payable to custodian for overdraft............           --                --         28,091
  Dividends payable.............................    1,449,598         5,303,511        397,798
  Payable for capital shares redeemed...........           --                 6            873
  Payable for investments purchased.............           --        24,499,128             --
  Accrued expenses and other payables:
     Investment management fees payable.........       56,343           240,453         20,611
     Administration fees payable................       25,420           100,348         11,468
     Shareholder servicing fees payable (Class
       A, B, D Shares)..........................       85,096           408,856         46,049
     Distribution fees payable (Class B
       Shares)..................................           --                51             --
     Custodian fees.............................       10,583            13,287          4,257
     Other payables.............................       89,004           263,390         68,638
                                                  ------------   --------------   ------------
TOTAL LIABILITIES...............................    1,716,044        30,829,030        577,785
                                                  ------------   --------------   ------------
NET ASSETS......................................  $347,318,085   $1,437,376,512   $165,011,406
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------
COMPOSITION OF NET ASSETS:
  Capital.......................................  $347,317,932   $1,437,245,817   $165,022,984
  Accumulated net investment income.............           --                --         19,053
  Accumulated net realized gains/(losses) from
     investment transactions....................          153           130,695        (30,631)
                                                  ------------   --------------   ------------
NET ASSETS......................................  $347,318,085   $1,437,376,512   $165,011,406
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------

                                 -  continued  -

REPUBLIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 1999

                                                                      U.S.          NEW YORK
                                                                   GOVERNMENT       TAX-FREE
                                                  MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                      FUND            FUND            FUND
                                                  ------------   --------------   ------------
NET ASSETS:
  Class A (Investor) Shares.....................  $226,783,050   $  932,873,741   $113,583,236
  Class B Shares................................           --           118,854             10
  Class D (Private Investor) Shares.............   46,863,457       465,526,256     39,442,117
  Class Y (Adviser) Shares......................   73,671,578        38,857,661     11,986,043
                                                  ------------   --------------   ------------
TOTAL NET ASSETS................................  $347,318,085   $1,437,376,512   $165,011,406
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------
SHARES OUTSTANDING (par value $0.001, unlimited
  number of shares authorized):
  Class A (Investor) Shares.....................  226,782,937       932,757,044    113,593,487
  Class B Shares................................           --           118,844             10
  Class D (Private Investor) Shares.............   46,863,457       465,516,175     39,443,354
  Class Y (Adviser) Shares......................   73,671,538        38,853,754     11,986,134
CLASS A SHARES (INVESTOR) SHARES
  Net Asset Value, Offering Price and Redemption
     Price per share............................        $1.00             $1.00          $1.00
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------
CLASS B SHARES
  Net Asset Value and Offering Price per
     share *....................................           --             $1.00          $1.00
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------
CLASS D (PRIVATE INVESTOR) SHARES
  Net Asset Value, Offering Price and Redemption
     Price per share............................        $1.00             $1.00          $1.00
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------
CLASS Y SHARES (ADVISER) SHARES
  Net Asset Value, Offering Price and Redemption
     Price per share............................        $1.00             $1.00          $1.00
                                                  ------------   --------------   ------------
                                                  ------------   --------------   ------------

* Redemption price varies based on length of time held.

                       See notes to financial statements.

REPUBLIC FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                      U.S.          NEW YORK
                                                                   GOVERNMENT       TAX-FREE
                                                   MONEY MARKET   MONEY MARKET    MONEY MARKET
                                                      FUND*           FUND            FUND
                                                   ------------   -------------   ------------
INVESTMENT INCOME:
  Interest income................................  $13,638,174     $63,936,911     $5,275,156
EXPENSES:
  Advisory fees..................................      572,518       2,654,142        255,958
  Administration fees............................      239,621       1,252,676        155,752
  Distribution fees  --  (Class B Shares)........           --             483             --
  Shareholder service fees  --  (Class A
     Shares).....................................      482,658       3,278,426        420,488
  Shareholder service fees  --  (Class B
     Shares).....................................           --             683             --
  Shareholder service fees  --  (Class D
     Shares).....................................       71,726         595,743         53,563
  Accounting fees................................       39,247          49,653         47,642
  Custodian fees and expenses....................       80,218         184,848         56,701
  Transfer agent fees............................       33,984          48,363         37,013
  Other expenses.................................       85,278         348,791         95,091
                                                   -----------     -----------     ----------
       Total expenses before voluntary fee
          reductions.............................    1,605,250       8,413,808      1,122,208
       Voluntary fee reductions..................     (198,112)             --             --
                                                   -----------     -----------     ----------
       Net expenses..............................    1,407,138       8,413,808      1,122,208
                                                   -----------     -----------     ----------
NET INVESTMENT INCOME............................   12,231,036      55,523,103      4,152,948
                                                   -----------     -----------     ----------
REALIZED GAINS FROM INVESTMENTS:
  Net realized gains from investment
     transactions................................          153         132,150             28
                                                   -----------     -----------     ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...  $12,231,189     $55,655,253     $4,152,976
                                                   -----------     -----------     ----------
                                                   -----------     -----------     ----------

* Commencement of operations was November 12, 1998.

                       See notes to financial statements.

REPUBLIC MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                              NOVEMBER 12, 1998
                                                               TO OCTOBER 31,
                                                                   1999(c)
                                                              -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $ 12,231,036
  Net realized gains from investment transactions...........             153
                                                                ------------
Change in net assets resulting from operations..............      12,231,189
                                                                ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income:
     Class A (Investor) Shares (a)..........................      (6,090,783)
     Class D (Private Investor) Shares (b)..................      (1,308,867)
     Class Y (Adviser) Shares...............................      (4,831,386)
                                                                ------------
  Change in net assets from shareholder dividends...........     (12,231,036)
                                                                ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............     347,317,932
                                                                ------------
CHANGE IN NET ASSETS........................................     347,318,085
NET ASSETS:
  Beginning of period.......................................              --
                                                                ------------
  End of period.............................................    $347,318,085
                                                                ------------
                                                                ------------

(a) Commencement of operations was November 13, 1998.
(b) Commencement of operations was April 1, 1999.
(c) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE         ONE MONTH         FOR THE
                                                   YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                   OCTOBER 31,      OCTOBER 31,     SEPTEMBER 30,
                                                      1999             1998             1998
                                                 --------------   --------------   --------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........................  $   55,523,103   $    3,898,777   $   37,494,658
  Net realized gains on investment
     transactions..............................         132,150           32,707           60,937
                                                 --------------   --------------   --------------
Change in net assets resulting from
  operations...................................      55,655,253        3,931,484       37,555,595
                                                 --------------   --------------   --------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income:
     Class A (Investor) Shares.................     (43,105,464)      (3,776,704)     (36,222,464)
     Class B Shares (a)........................          (4,070)            (350)            (246)
     Class D (Private Investor) Shares (b).....     (10,132,348)              --               --
     Class Y (Adviser) Shares..................      (2,281,221)        (121,717)      (1,303,322)
  In excess of net investment income:
     Class A (Invester) Shares.................          (1,373)              --               --
     Class D (Private Investor) Shares (b).....             (24)              --               --
     Class Y (Adviser) Shares..................             (59)              --               --
  Net realized gains from investment
     transactions:
     Class A (Investor) Shares.................         (80,896)              --         (101,952)
     Class B Shares (a)........................              (7)              --               --
     Class Y (Adviser) Shares..................          (2,248)              --           (3,282)
                                                 --------------   --------------   --------------
  Change in net assets from shareholder
     dividends.................................     (55,607,710)      (3,898,771)     (37,631,266)
                                                 --------------   --------------   --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
  TRANSACTIONS.................................     347,436,896       72,487,083      495,565,245
                                                 --------------   --------------   --------------
CHANGE IN NET ASSETS...........................     347,484,439       72,519,796      495,489,574
NET ASSETS:
  Beginning of period..........................   1,089,892,073    1,017,372,277      521,882,703
                                                 --------------   --------------   --------------
  End of period................................  $1,437,376,512   $1,089,892,073   $1,017,372,277
                                                 --------------   --------------   --------------
                                                 --------------   --------------   --------------

(a) Commencement of operations was February 2, 1998.
(b) Commencement of operations was April 1, 1999.

                       See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEARS ENDED
                                                                      OCTOBER 31,
                                                              ---------------------------
                                                                  1999           1998
                                                              ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................  $  4,152,948   $  4,257,499
  Net realized gains on investment transactions.............            28         (1,486)
                                                              ------------   ------------
Change in net assets resulting from operations..............     4,152,976      4,256,013
                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income:
     Class A (Investor) Shares..............................    (3,173,395)    (3,680,864)
     Class B Shares(a)......................................            --           (824)
     Class D (Private Investor) Shares(b)...................      (538,125)            --
     Class Y (Adviser) Shares...............................      (441,428)      (575,811)
                                                              ------------   ------------
  Change in net assets from shareholder dividends...........    (4,152,948)    (4,257,499)
                                                              ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........       660,003     32,354,543
                                                              ------------   ------------
CHANGE IN NET ASSETS........................................       660,031     32,353,057
NET ASSETS:
  Beginning of year.........................................   164,351,375    131,998,318
                                                              ------------   ------------
  End of year...............................................  $165,011,406   $164,351,375
                                                              ------------   ------------
                                                              ------------   ------------

(a) Commencement of operations was April 29, 1998.
(b) Commencement of operations was April 1, 1999.

                       See notes to financial statements.

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS  --  OCTOBER 31, 1999

1. ORGANIZATION:

        Republic Money Market Fund (the 'Money Market Fund'), Republic U.S. Government Money Market Fund (the 'U.S. Government Money Market Fund') and Republic New York Tax-Free Money Market Fund (the 'New York Tax-Free Money Market Fund') (individually a 'Fund,' collectively the 'Funds') are separate series of Republic Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987. Financial statements for all other series of Republic Funds are published separately. The Trust is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end, management investment company.

        The investment objective of the Money Market Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, and U.S. government securities.

        The investment objective of the U.S. Government Money Market Fund is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes, bonds and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

        The investment objective of the New York Tax-Free Money Market Fund is to provide its shareholders with liquidity and as high a level of current income that is exempt from Federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Fund invests primarily in high-quality commercial paper, municipal notes, including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes, that are exempt from Federal, New York State, and New York City personal income tax.

        The Funds are authorized to issue five classes of shares, Class A Shares (or 'Investor Shares'), Class B Shares and Class Y Shares (or 'Adviser Shares'). Beginning November 4, 1998 and April 1, 1999, Class C Shares and Class D Shares (or 'Private Investor Shares') were authorized, respectively. For Class C Shares, as of October 31, 1999 no public shares were outstanding, therefore no operations are shown. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES:
        The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

   SECURITIES VALUATION:
        Investments of the Funds are valued at amortized cost, which approximates market value. Under the

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS  --  OCTOBER 31, 1999 (CONTINUED)

   amortized cost method, discount or premium is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

   SECURITY TRANSACTIONS AND RELATED INCOME:
        Security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

   EXPENSE ALLOCATION:
        Expenses directly attributable to a Fund or class are charged to that Fund or class; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund. Expenses are allocated to each class in proportion to their corresponding net asset levels.

   FEDERAL INCOME TAXES:
        Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

   DIVIDENDS TO SHAREHOLDERS:
        Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized capital gains, if any, are declared and paid at least annually by the Funds.

        The Funds' net realized capital gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

        The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to paid-in capital; temporary differences do not require reclassification.

        As of October 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to capital:

                                                             ACCUMULATED       ACCUMULATED NET
                                                            NET INVESTMENT   REALIZED GAIN/(LOSS)
                                                            INCOME/(LOSS)      FROM INVESTMENTS
                                                            -------------      ----------------
   U.S. Government Money Market...........................      $1,456            $ (25,233)

   REPURCHASE AGREEMENTS:
         The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS  --  OCTOBER 31, 1999 (CONTINUED)

    portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, either physically or in book entry form.

3. RELATED PARTY TRANSACTIONS:
   INVESTMENT MANAGEMENT:
        Republic National Bank of New York ('Republic' or the 'Investment Manager'), a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company, acts as Investment Manager to the Funds. For its services as Investment Manager, Republic receives a fee, payable monthly, at the annual percentage rate of average daily net assets of the Money Market Fund, U.S. Government Money Market Fund and New York Tax-Free Money Market Fund, respectively. Republic New York Corporation has agreed to be acquired by HSBC Holdings plc.

                                                                  INVESTMENT MANAGEMENT FEES
                                                              ----------------------------------
                                                              ANNUAL FEES AS
                                                              A PERCENTAGE OF
                                                               AVERAGE DAILY    FEES VOLUNTARILY
                                                                NET ASSETS          REDUCED
                                                              ---------------   ----------------
   Money Market Fund........................................       0.20%            $198,112
   U.S. Government Money Market Fund........................       0.20%                  --
   New York Tax-Free Money Market Fund......................       0.15%                  --

   ADMINISTRATION:
        BISYS Fund Services Limited Partnership ('BISYS') and BISYS Fund Services Ohio, Inc. ('BISYS Ohio') are wholly-owned subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

                                                                 ADMINISTRATION
   BASED ON AVERAGE DAILY NET ASSETS                                FEE RATE
   ---------------------------------                                --------
   Up to $1 billion............................................       0.10%
   In excess of $1 billion but not exceeding $2 billion........       0.08%
   In excess of $2 billion.....................................       0.07%

        The fees paid by the Trust are allocated to each Fund based upon its pro rata share of their net assets.

        Prior to April 1, 1999, the fee breakpoints were determined on the basis of each Fund's average daily net assets. Effective April 1, 1999 the fee breakpoints are determined on the basis of the aggregate average daily net assets of all registered investment companies advised by the Investment Manager for which BISYS serves as Administrator.

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS  --  OCTOBER 31, 1999 (CONTINUED)

   DISTRIBUTION PLAN:
        The Trust has adopted a noncompensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Sponsor for amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing each Fund's shares at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A Shares (or 'Investor Shares'), Class B Shares, Class C Shares and Class D Shares (or 'Private Investor Shares') of the Fund, respectively.

   SHAREHOLDER SERVICING PLANS:
        The Trust has entered into a Shareholder Servicing agreement with its Shareholder Servicing Agents (which currently consist of Republic and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to Shareholder Servicing Agents pursuant to the Shareholder Servicing Agreement may not exceed 1.00%, 1.00%, 1.00% and 0.25% per annum of each Fund's average daily net assets of Class A Shares (or 'Investor Shares'), Class B Shares,
   Class C Shares and Class D Shares (or 'Private Investor Shares'), respectively.

   OTHER:
        Effective April 17, 1999 BISYS Ohio replaced Investors Bank & Trust Company as fund accountant to the Funds. BISYS Ohio also provided transfer agency services for Class A Shares (or 'Investor Shares') and Class Y Shares (or 'Adviser Shares') beginning April 17, 1999. BISYS Ohio acted as transfer agent for all other classes of each Fund for the fiscal year. In addition, Republic serves as custodian for the Funds. For services to the Funds, BISYS Ohio and Republic receive an annual per fund fee accrued daily and paid monthly.

4. CAPITAL SHARE TRANSACTIONS:
        All capital share transactions have been affected at a value of $1.00 per share. Transactions in dollars and shares of beneficial interest for the year ended October 31, 1999:

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS  --  OCTOBER 31, 1999 (CONTINUED)

                                     MONEY                        U.S. GOVERNMENT                         NEW YORK TAX-FREE
                                  MARKET FUND                    MONEY MARKET FUND                        MONEY MARKET FUND
                                 --------------   -----------------------------------------------   -----------------------------
                                 FOR THE PERIOD      FOR THE         FOR THE          FOR THE          FOR THE         FOR THE
                                    NOV. 12,           YEAR           MONTH            YEAR             YEAR            YEAR
                                    1998 TO           ENDED           ENDED            ENDED            ENDED           ENDED
                                    OCT. 31,         OCT. 31,        OCT. 31,        SEPT. 30,        OCT. 31,        OCT. 31,
                                    1999(a)            1999            1998            1998             1999            1998
                                    -------            ----            ----            ----             ----            ----
CAPITAL TRANSACTIONS:
Class A Shares:
  Proceeds from shares
    issued.....................  $ 486,435,538    $1,233,797,888   $137,826,801   $ 2,040,187,992   $ 346,775,888   $ 620,474,727
  Dividends reinvested.........      5,235,795        42,303,365      3,747,827        32,415,205       3,078,322       3,329,003
  Cost of shares redeemed......   (264,888,396)   (1,398,425,548)   (74,679,360)   (1,589,996,582)   (389,862,797)   (593,534,570)
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Class A capital
    transactions...............  $ 226,782,937    $ (122,324,295)  $ 66,895,268   $   482,606,615   $ (40,008,587)  $  30,269,160
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Class B Shares:
  Proceeds from shares
    issued.....................  $          --    $        5,700   $         --   $       112,952   $          --   $     105,074
  Dividends reinvested.........             --               384              8                --              --              47
  Cost of shares redeemed......             --                --             --              (200)             --        (105,111)
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Class B capital
    transactions...............  $          --    $        6,084   $          8   $       112,752   $          --   $          10
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Class D Shares:
  Proceeds from shares
    issued.....................  $ 118,010,668    $  976,577,861   $         --   $            --   $ 184,775,978   $          --
  Dividends reinvested.........      1,085,432         7,146,969             --                --         354,232              --
  Cost of shares redeemed......    (72,232,643)     (518,208,655)            --                --    (145,686,856)             --
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Class D capital
    transactions...............  $  46,863,457    $  465,516,175   $         --   $            --   $  39,443,354   $          --
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Adviser Shares:
  Proceeds from shares
    issued.....................  $ 609,954,236    $  474,145,246   $ 53,086,980   $   542,310,179   $ 166,565,291   $ 261,225,813
  Dividends reinvested.........      4,270,991           577,952         44,115           544,713         158,384         106,415
  Cost of shares redeemed......   (540,553,689)     (470,484,266)   (47,539,288)     (530,009,014)   (165,498,439)   (259,246,855)
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Adviser capital
    transactions...............  $  73,671,538    $    4,238,932   $  5,591,807   $    12,845,878   $   1,225,236   $   2,085,373
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Change in net assets from
  capital transactions.........  $ 347,317,932    $  347,436,896   $ 72,487,083   $   495,565,245   $     660,003   $  32,354,543
                                 -------------    --------------   ------------   ---------------   -------------   -------------
                                 -------------    --------------   ------------   ---------------   -------------   -------------
SHARE TRANSACTIONS:
Class A Shares:
  Issued.......................    486,435,538     1,233,797,888    137,826,801     2,040,187,992     346,775,888     620,474,727
  Reinvested...................      5,235,795        42,303,365      3,747,827        32,415,205       3,078,322       3,329,003
  Redeemed.....................   (264,888,396)   (1,398,425,548)   (74,679,360)   (1,589,996,582)   (389,862,797    (593,534,570)
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Change in Class A Shares.....    226,782,937      (122,324,295)    66,895,268       482,606,615     (40,008,587)     30,269,160
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Class B Shares:
  Issued.......................             --             5,700             --           112,952              --         105,074
  Reinvested...................             --               384              8                --              --              47
  Redeemed.....................             --                --             --              (200)             --        (105,111)
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Change in Class B Shares.....             --             6,084              8           112,752              --              10
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Class D Shares:
  Issued.......................    118,010,668       976,577,861             --                --     184,775,978              --
  Reinvested...................      1,085,432         7,146,969             --                --         354,232              --
  Redeemed.....................    (72,232,643)     (518,208,655)            --                --    (145,686,856)             --
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Change in Class D Shares.....     46,863,457       465,516,175             --                --      39,443,354              --
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Adviser Shares:
  Issued.......................    609,954,236       474,145,246     53,086,980       542,310,179     166,565,291     261,225,813
  Reinvested...................      4,270,991           577,952         44,115           544,713         158,384         106,415
  Redeemed.....................   (540,553,689)     (470,484,266)   (47,539,288)     (530,009,014)   (165,498,439)   (259,246,855)
                                 -------------    --------------   ------------   ---------------   -------------   -------------
  Change in Adviser Shares.....     73,671,538         4,238,932      5,591,807        12,845,878       1,225,236       2,085,373
                                 -------------    --------------   ------------   ---------------   -------------   -------------
Change in shares from capital
  share transactions...........    347,317,932       347,436,896     72,487,083       495,565,245         660,003      32,354,543
                                 -------------    --------------   ------------   ---------------   -------------   -------------
                                 -------------    --------------   ------------   ---------------   -------------   -------------

(a) Period from commencement of operations.

REPUBLIC FUNDS
NOTES TO FINANCIAL STATEMENTS  --  OCTOBER 31, 1999 (CONTINUED)

5. CONCENTRATION OF CREDIT RISK:
        The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED):
        For federal income tax purposes, the following Funds have capital loss carryforwards as of October 31, 1999, which are available to offset capital gains, if any:

                                                              AMOUNT    EXPIRES
                                                              ------    -------
   New York Tax-Free Money Market Fund......................  $13,842    2003
                                                                5,393    2004
                                                                9,911    2005
                                                                1,485    2006
                                                              -------
                                                              $30,631
                                                              -------
                                                              -------

        During the year ended October 31, 1999, the New York Tax-Free Money Market Fund declared $4,152,948 of tax-exempt income distributions.

REPUBLIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  -- CLASS A (INVESTOR) SHARES

                                                               FOR THE PERIOD
                                                              NOVEMBER 13, 1998
                                                               TO OCTOBER 31,
                                                                   1999(d)
                                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $1.00
                                                                   ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................        0.043
  Net realized gains from investment transactions...........        0.000*
                                                                   ------
Total from investment activities............................        0.043
                                                                   ------
DIVIDENDS:
  Net investment income.....................................       (0.043)
                                                                   ------
Total dividends.............................................       (0.043)
                                                                   ------
NET ASSET VALUE, END OF PERIOD..............................        $1.00
                                                                   ------
                                                                   ------
TOTAL RETURN................................................        4.42%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's).......................     $226,783
  Ratio of expenses to average net assets...................        0.67%(b)
  Ratio of net investment income to average net assets......        4.44%(b)
  Ratio of expenses to average net assets (a)...............        0.75%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  -- CLASS D (PRIVATE INVESTOR) SHARES

                                                              FOR THE PERIOD
                                                              APRIL 1, 1999
                                                              TO OCTOBER 31,
                                                                 1999(d)
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $1.00
                                                                  ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................       0.027
  Net realized gains from investment transactions...........       0.000*
                                                                  ------
Total from investment activities............................       0.027
                                                                  ------
DIVIDENDS:
  Net investment income.....................................      (0.027)
                                                                  ------
Total dividends.............................................      (0.027)
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................       $1.00
                                                                  ------
                                                                  ------
TOTAL RETURN................................................       2.69%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's).......................     $46,863
  Ratio of expenses to average net assets...................       0.59%(b)
  Ratio of net investment income to average net assets......       4.56%(b)
  Ratio of expenses to average net assets (a)...............       0.62%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  -- CLASS Y (ADVISER) SHARES

                                                               FOR THE PERIOD
                                                              NOVEMBER 12, 1998
                                                               TO OCTOBER 31,
                                                                   1999(d)
                                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $1.00
                                                                   ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................        0.047
  Net realized gains from investment transactions...........        0.000*
                                                                   ------
Total from investment activities............................        0.047
                                                                   ------
DIVIDENDS:
  Net investment income.....................................       (0.047)
                                                                   ------
Total dividends.............................................       (0.047)
                                                                   ------
NET ASSET VALUE, END OF PERIOD..............................        $1.00
                                                                   ------
                                                                   ------
TOTAL RETURN................................................        4.76%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's).......................      $73,672
  Ratio of expenses to average net assets...................        0.31%(b)
  Ratio of net investment income to average net assets......        4.77%(b)
  Ratio of expenses to average net assets (a)...............        0.40%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS A (INVESTOR) SHARES

                                                   ONE MONTH
                                   FOR THE          PERIOD
                                 YEAR ENDED          ENDED             FOR THE YEARS ENDED SEPTEMBER 30,
                                 OCTOBER 31,      OCTOBER 31,      ------------------------------------------
                                    1999             1998           1998        1997        1996        1995
                                 -----------      -----------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................     $1.00            $1.00          $1.00       $1.00       $1.00       $1.00
                                   ------           ------         ------      ------      ------      ------
INVESTMENT ACTIVITIES:
  Net investment income........     0.042            0.004          0.048       0.048       0.049       0.052
  Net realized gains from
     investment transactions...     0.000*           0.000*         0.000*      0.000*         --          --
                                   ------           ------         ------      ------      ------      ------
Total from investment
  activities...................     0.042            0.004          0.048       0.048       0.049       0.052
                                   ------           ------         ------      ------      ------      ------
DIVIDENDS:
  Net investment income........    (0.042)          (0.004)        (0.048)     (0.048)     (0.049)     (0.052)
  In excess of net investment
     income....................    (0.000)*             --             --          --          --          --
  Net realized gains from
     investment transactions...    (0.000)*             --         (0.000)*        --          --          --
                                   ------           ------         ------      ------      ------      ------
Total dividends................    (0.042)          (0.004)        (0.048)     (0.048)     (0.049)     (0.052)
                                   ------           ------         ------      ------      ------      ------
NET ASSET VALUE, END OF
  PERIOD.......................     $1.00            $1.00          $1.00       $1.00       $1.00       $1.00
                                   ------           ------         ------      ------      ------      ------
                                   ------           ------         ------      ------      ------      ------
TOTAL RETURN...................     4.24%            0.39%(c)       5.00%       4.89%       4.98%       5.27%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of year
     (000's)...................  $932,874       $1,055,163       $988,236    $505,702    $246,368    $113,218
  Ratio of expenses to average
     net assets................     0.66%            0.50%(b)       0.52%       0.59%       0.57%       0.58%
  Ratio of net investment
     income to average net
     assets....................     4.16%            4.40%(b)       4.89%       4.80%       4.80%       5.17%
  Ratio of expenses to average
     net assets (a)............     0.66%            0.60%(b)       0.62%       0.71%       0.75%       0.78%

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.

                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS B SHARES

                                                                  ONE MONTH
                                                     FOR THE       PERIOD        FOR THE PERIOD
                                                   YEAR ENDED       ENDED       FEBRUARY 2, 1998
                                                   OCTOBER 31,   OCTOBER 31,    TO SEPTEMBER 30,
                                                      1999          1998            1998(d)
                                                   -----------   -----------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............     $1.00         $1.00             $1.00
                                                     ------        ------            ------
INVESTMENT ACTIVITIES:
  Net investment income..........................     0.035         0.003             0.002
  Net realized gains from investment
     transactions................................     0.000*        0.000*               --
                                                     ------        ------            ------
Total from investment activities.................     0.035         0.003             0.002
                                                     ------        ------            ------
DIVIDENDS:
  Net investment income..........................    (0.035)       (0.003)           (0.002)
  Net realized gains from investment
     transactions................................    (0.000)*          --                --
                                                     ------        ------            ------
Total dividends..................................    (0.035)       (0.003)           (0.002)
                                                     ------        ------            ------
NET ASSET VALUE, END OF PERIOD...................     $1.00         $1.00             $1.00
                                                     ------        ------            ------
                                                     ------        ------            ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)........     3.54%         0.32%(c)          0.22%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's)............      $119          $113              $113
  Ratio of expenses to average net assets........     1.34%         1.25%(b)          1.27%(b)
  Ratio of net investment income to average net
     assets......................................     3.49%         3.65%(b)          4.14%(b)
  Ratio of expenses to average net assets (a)....     1.34%         1.35%(b)          1.37%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS D (PRIVATE INVESTOR) SHARES

                                                              FOR THE PERIOD
                                                              APRIL 1, 1999
                                                              TO OCTOBER 31,
                                                                 1999(d)
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $1.00
                                                                  ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................       0.025
  Net realized gains from investment transactions...........       0.000*
                                                                  ------
Total from investment activities............................       0.025
                                                                  ------
DIVIDENDS:
  Net investment income.....................................      (0.025)
  In excess of net investment income........................      (0.000)*
                                                                  ------
Total dividends.............................................      (0.025)
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................       $1.00
                                                                  ------
                                                                  ------
TOTAL RETURN................................................       2.53%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's).......................    $465,526
  Ratio of expenses to average net assets...................       0.60%(b)
  Ratio of net investment income to average net assets......       4.26%(b)
  Ratio of expenses to average net assets (a)...............       0.60%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS Y (ADVISER) SHARES

                                                     FOR THE      FOR THE YEARS
                                       FOR THE       PERIOD           ENDED         FOR THE PERIOD
                                     YEAR ENDED       ENDED       SEPTEMBER 30,      JULY 1, 1996
                                     OCTOBER 31,   OCTOBER 31,   ---------------   TO SEPTEMBER 30,
                                        1999          1998        1998     1997        1996(d)
                                     -----------   -----------   ------   ------   ----------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................     $1.00         $1.00       $1.00    $1.00         $1.00
                                       ------        ------      ------   ------        ------
INVESTMENT ACTIVITIES:
  Net investment income............     0.045         0.004       0.058    0.050         0.012
  Net realized gains from
     investment transactions.......     0.000*           --       0.000*   0.000*           --
                                       ------        ------      ------   ------        ------
Total from investment activities...     0.045         0.004       0.058    0.050         0.012
                                       ------        ------      ------   ------        ------
DIVIDENDS:
  Net investment income............    (0.045)       (0.004)     (0.058)  (0.050)       (0.012)
  In excess of net investment
     income........................    (0.000)*          --          --       --            --
  Net realized gains from
     investment transactions.......    (0.000)*          --      (0.000)*     --            --
                                       ------        ------      ------   ------        ------
Total dividends....................    (0.045)       (0.004)     (0.058)  (0.050)       (0.012)
                                       ------        ------      ------   ------        ------
NET ASSET VALUE, END OF PERIOD.....     $1.00         $1.00       $1.00    $1.00         $1.00
                                       ------        ------      ------   ------        ------
                                       ------        ------      ------   ------        ------
TOTAL RETURN.......................     4.57%         0.41%(c)    5.27%    5.15%         1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000's).......................   $38,858       $34,617     $29,023  $16,180        $1,413
  Ratio of expenses to average net
     assets........................     0.34%         0.25%(b)    0.27%    0.33%         0.43%(b)
  Ratio of net investment income to
     average net assets............     4.47%         4.65%(b)    5.14%    5.06%         4.90%(b)
  Ratio of expenses to average net
     assets (a)....................     0.34%         0.35%(b)    0.37%    0.45%         0.61%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS A (INVESTOR) SHARES

                                                                                        FOR THE PERIOD
                                               FOR THE YEARS ENDED OCTOBER 31,         NOVEMBER 17, 1994
                                          ------------------------------------------    TO OCTOBER 31,
                                           1999        1998        1997        1996         1995(d)
                                          ------      ------      ------      ------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....   $1.00       $1.00       $1.00       $1.00         $1.00
                                          ------      ------      ------      ------        ------
INVESTMENT ACTIVITIES:
  Net investment income.................   0.023       0.029       0.030       0.030         0.033
  Net realized gains from investment
     transactions.......................   0.000*      0.000*      0.000*         --            --
                                          ------      ------      ------      ------        ------
Total from investment activities........   0.023       0.029       0.030       0.030         0.033
                                          ------      ------      ------      ------        ------
DIVIDENDS:
  Net investment income.................  (0.023)     (0.029)     (0.030)     (0.030)       (0.033)
  Net realized gains from investment
     transactions.......................      --      (0.000)*        --          --            --
                                          ------      ------      ------      ------        ------
Total dividends.........................  (0.023)     (0.029)     (0.030)     (0.030)       (0.033)
                                          ------      ------      ------      ------        ------
NET ASSET VALUE, END OF PERIOD..........   $1.00       $1.00       $1.00       $1.00         $1.00
                                          ------      ------      ------      ------        ------
                                          ------      ------      ------      ------        ------
TOTAL RETURN............................   2.36%       2.95%       3.01%       3.04%         3.31%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's)...$113,583    $153,592    $123,324     $78,594       $52,652
  Ratio of expenses to average net
     assets.............................   0.70%       0.58%       0.60%       0.54%         0.41%(c)
  Ratio of net investment income to
     average net assets.................   2.39%       2.90%       2.98%       2.97%         3.45%(c)
  Ratio of expenses to average net
     assets (a).........................   0.70%       0.66%       0.72%       0.63%         0.65%(c)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Not annualized.
(c) Annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS B SHARES

                                                                            FOR THE PERIOD
                                                                FOR THE       APRIL 29,
                                                              YEAR ENDED         1998
                                                              OCTOBER 31,   TO OCTOBER 31,
                                                                1999(e)        1998(d)
                                                              -----------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $1.00           $1.00
                                                                 -----          ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................        --           0.012
  Net realized gains from investment transactions...........        --           0.000*
                                                                 -----          ------
Total from investment activities............................     0.000           0.012
                                                                 -----          ------
DIVIDENDS:
  Net investment income.....................................        --          (0.012)
                                                                 -----          ------
Total dividends.............................................     0.000          (0.012)
                                                                 -----          ------
NET ASSET VALUE, END OF PERIOD..............................     $1.00           $1.00
                                                                 -----          ------
                                                                 -----          ------
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................     0.00%           1.24%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period...............................       $10             $10
  Ratio of expenses to average net assets...................        --           1.33%(b)
  Ratio of net investment income to average net assets......        --           2.15%(b)
  Ratio of expenses to average net assets (a)...............        --           1.41%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.
(e) Class B Shares operated from April 29, 1998 to September 11, 1998. Since September 11, 1998 net assets represent seed money and accordingly no income or expenses have been allocated to the class.

                       See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS D (PRIVATE INVESTOR) SHARES

                                                              FOR THE PERIOD
                                                              APRIL 1, 1999
                                                              TO OCTOBER 31,
                                                                 1999(d)
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $1.00
                                                                  ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................       0.015
  Net realized gains from investment transactions...........       0.000*
                                                                  ------
Total from investment activities............................       0.015
                                                                  ------
DIVIDENDS:
  Net investment income.....................................      (0.015)
                                                                  ------
Total dividends.............................................      (0.015)
                                                                  ------
NET ASSET VALUE, END OF PERIOD..............................       $1.00
                                                                  ------
                                                                  ------
TOTAL RETURN................................................       1.50%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's).......................     $39,443
  Ratio of expenses to average net assets...................       0.63%(b)
  Ratio of net investment income to average net assets......       2.51%(b)
  Ratio of expenses to average net assets (a)...............       0.63%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  --  CLASS Y (ADVISER) SHARES

                                                                                    FOR THE PERIOD
                                                           FOR THE YEARS ENDED       JULY 1, 1996
                                                               OCTOBER 31,            TO OCTOBER
                                                         ------------------------        31,
                                                          1999     1998     1997       1996(d)
                                                         ------   ------   ------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD...................   $1.00    $1.00    $1.00        $1.00
                                                         ------   ------   ------       ------
INVESTMENT ACTIVITIES:
  Net investment income................................   0.027    0.031    0.032        0.010
  Net realized gains from investment transactions......   0.000*   0.000*   0.000*          --
                                                         ------   ------   ------       ------
Total from investment activities.......................   0.027    0.031    0.032        0.010
                                                         ------   ------   ------       ------
DIVIDENDS:
  Net investment income................................  (0.027)  (0.031)  (0.032)      (0.010)
  Net realized gains from investment transactions......      --   (0.000)*     --           --
                                                         ------   ------   ------       ------
Total dividends........................................  (0.027)  (0.031)  (0.032)      (0.010)
                                                         ------   ------   ------       ------
NET ASSET VALUE, END OF PERIOD.........................   $1.00    $1.00    $1.00        $1.00
                                                         ------   ------   ------       ------
                                                         ------   ------   ------       ------
TOTAL RETURN...........................................   2.70%    3.21%    3.27%        1.03%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000's).................. $11,986  $10,759   $8,674       $3,714
  Ratio of expenses to average net assets..............   0.38%    0.33%    0.35%        0.35%(b)
  Ratio of net investment income to average net
     assets............................................   2.71%    3.15%    3.23%        3.12%(b)
  Ratio of expenses to average net assets (a)..........   0.38%    0.41%    0.47%        0.45%(b)

 *  Less than $0.001 per share.
(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(b) Annualized.
(c) Not annualized.
(d) Period from commencement of operations.

                       See notes to financial statements.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

     We have audited the accompanying statements of assets and liabilities of Republic Money Market Fund, Republic U.S. Government Money Market Fund and Republic New York Tax-Free Money Market Fund (collectively, the Funds) including the schedules of portfolio investments as of October 31, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 1995 for Investor shares of Republic U.S. Government Money Market Fund were audited by other auditors whose report thereon, dated November 10, 1995, expressed unqualified opinions on those financial highlights. The financial highlights for Class A (Investor) Shares of Republic New York Tax-Free Money Market Fund for the period from November 17, 1994 (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1999, by examination, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position the Funds as of October 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
December 27, 1999

ADDITIONAL INFORMATION

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):
     A joint special meeting of the shareholders of the Funds was held on October 8, 1999. This meeting was required because Republic, which currently serves, directly or indirectly, as the manager to the Companies and their respective series will undergo a change in control upon consummation of the acquisition by HSBC Holdings plc of Republic's parent holding company Republic New York Corporation ('RNYC'). At the meeting shareholders voted on the following proposals:

PROPOSAL 1:
     To approve, for each series of the Companies' new investment advisory agreements with Republic to take effect immediately following completion of the acquisition by HSBC Holding plc of Republic's parent holding company, RNYC.

                                                    % OF                 % OF                 % OF
                                         FOR       VOTING    AGAINST    VOTING    ABSTAIN    VOTING
FUND NAME                               VOTES      SHARES     VOTES     SHARES     VOTES     SHARES
---------                            -----------   ------   ---------   ------   ---------   ------
Money Market Fund..................  209,964,371   97.82%   2,012,839   0.94%    2,662,931   1.24%
U.S. Government Money Market.......  649,464,739   97.20%   8,878,986   1.32%    9,917,096   1.48%
New York Tax-Free Money Market.....   91,555,924   97.07%   1,267,076   1.34%    1,494,423   1.59%

---------------
R E P U B L I C
F U N D S

INVESTMENT MANAGER & CUSTODIAN
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, OH 43215

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Republic Funds
P.O. Box 18245
Columbus, OH 43218-2845
(800) 782-8183

The report is for the information of the shareholders of Republic Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by Republic
National Bank of New York or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                                                              12/99

              REPUBLIC
          MONEY MARKET FUND


              REPUBLIC
           U.S. GOVERNMENT
          MONEY MARKET FUND


ANNUAL REPORT
----------------
OCTOBER 31, 1999


              REPUBLIC
          NEW YORK TAX-FREE
          MONEY MARKET FUND




       REPUBLIC FAMILY OF FUNDS



                           STATEMENT OF DIFFERENCES
                           ------------------------

The dagger symbol shall be expressed as .................................. 'D'